Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Operating Leases	The following table sets forth the Company’s office lease commitment as of December 31, 2019:
Office Rental

Year ending December 31,
2020	4,399

Total	$4,399